Financial risk review - Schedule of Credit Exposure of Derivative Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Hedging derivative financial instruments - assets	$ 69,837	$ 22,315
Derivatives liabilities held for risk management purposes	(62,506)	(141,705)
Trading derivatives
Disclosure of financial assets [line items]
Notional value USD	3,078,815	2,524,542
Hedging derivative financial instruments - assets	71,406	22,315
Derivatives liabilities held for risk management purposes	(62,939)	(141,705)
Interest rate swaps
Disclosure of financial assets [line items]
Notional value USD	1,754,481	1,132,827
Hedging derivative financial instruments - assets	27,644	10,805
Derivatives liabilities held for risk management purposes	(5,868)	(2,667)
Cross-currency swaps
Disclosure of financial assets [line items]
Notional value USD	1,317,295	1,391,715
Hedging derivative financial instruments - assets	43,762	11,510
Derivatives liabilities held for risk management purposes	(57,027)	$ (139,038)
Foreign exchange forwards
Disclosure of financial assets [line items]
Notional value USD	7,039
Hedging derivative financial instruments - assets	0
Derivatives liabilities held for risk management purposes	$ (44)